New Accounting Pronouncements	12 Months Ended
Dec. 31, 2016
Accounting Changes And Error Corrections [Abstract]
New Accounting Pronouncements

Note 21:  New Accounting Pronouncements

In August 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-15 “Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments” (“ASU2016-15”), which provided guidance on eight specific cash flow classification issues to reduce existing diversity in practice. The standard becomes effective in the first quarter of 2018.  Early adoption of ASU 2016-15 is permitted; however the Company plans to adopt the standard in the first quarter of 2018. The Company does not expect a significant impact to presentation on its Consolidated Combined Statements of Cash Flows.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09 “Stock Compensation (Topic 718) – Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”) which simplifies several aspects of the accounting for employee share-based payment transactions, including the accounting for income taxes, forfeitures and statutory withholding requirements, as well as the classification of share-based payment transactions on the statement of cash flows. The standard becomes effective in the first quarter of 2017.  As early adoption of ASU 2016-09 is permitted, the Company adopted the standard in the fourth quarter of 2016. The election to early adopt ASU 2016-09 requires any adjustments as of January 1, 2016, the beginning of the annual period that includes the interim period of adoption, to be reflected. The requirements of ASU 2016-09 had no impact to any of the periods presented.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02 “Leases (Topic 842) Section A—Leases: Amendments to the FASB Accounting Standards Codification” (“ASU 2016-02”), which requires lessees to put most leases on the balance sheet but recognize expense on the income statement in a manner similar to current accounting. For lessors, ASU 2016-02 also modifies the classification criteria and the accounting for sales-type and direct financing leases. The standard requires a modified retrospective approach for leases that exist or are entered into after the beginning of the earliest comparative period in the financial statements and is effective in the first quarter of 2019. Early adoption of ASU 2016-02 is permitted; however the Company plans to adopt the standard in the first quarter of 2019. The Company is evaluating the impact of ASU 2016-02.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09 “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”), which outlines a single comprehensive model for entities to use in accounting for revenue using a five-step process that supersedes virtually all existing revenue guidance. ASU 2014-09 also requires additional quantitative and qualitative disclosures. In August 2015, the FASB issued Accounting Standards Update No. 2015-14 “Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date” (“ASU 2015-14”), which defers the effective date of ASU 2014-09 to January 1, 2018. Early adoption of ASU 2014-09 is permitted in the first quarter of 2017.

The Company plans to adopt the standard in the first quarter of 2018. The standard allows the option of either a full retrospective adoption, meaning the standard is applied to all periods presented, or a modified retrospective adoption, meaning the standard is applied only to the most current period. The Company currently anticipates adopting the standard using the modified retrospective approach.

While the Company is continuing to assess all potential impacts of the standard, the Company currently believes the most significant impacts relate to:

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Whether the accounting for the revenue of customized products is over time or at a point in time.  Currently, the Company’s Print operating segment produces a substantial amount of customized product.  Under current revenue recognition guidance, revenue is recognized when the products are completed and shipped to the customer (dependent upon specific shipping terms).

The Company is currently evaluating whether, under the new guidance, revenue would be recognized over the time the goods are produced and not necessarily dependent upon shipment to the customer.  Should the Company conclude that revenue should be recognized over time, rather than at a point in time under current guidance, this could have a material impact on the timing of revenue recognition and might require significant changes in internal processes and controls. However, the Company anticipates that this would not impact the timing of cash flows, given that invoicing and payment thereof is usually associated with the delivery of product.

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The accounting for inventory billed but not yet shipped.  Under current guidance, the Company defers revenue for inventory billed but not yet shipped.  Under the new standard, in certain situations the Company may be able to recognize revenue for inventory billed but not yet shipped, which could accelerate the timing, but not the total amount, of revenue recognized and would not impact the timing of cash flows, given that invoicing and payment thereof is usually associated with the delivery of product.

Due to the complexity of certain of the Company’s contracts, the actual revenue recognition treatment required under the new standard will be dependent on contract specific terms. The Company anticipates it will be able to complete its analysis of the above items, implement any system and process changes that might be necessary and educate the appropriate employees with respect to the new standard in order to effectively adopt the standard beginning in the first quarter of 2018.